Nature of Business and Summary of Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 05, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2012	Dec. 31, 2011	Sep. 01, 2014	May 28, 2014	Sep. 26, 2013
Stockholders equity, reverse split	1 for 100 reverse stock split, which reduced the number of issued and outstanding common shares from 2,903,888,889 to approximately 29,039,066.					653 shares of common stock in conjunction with the rounding of shares produced by the reverse stock split previously described in this filing
Common stock, shares outstanding		424,887,581		424,887,581		62,676,958	33,752,315
Common stock, shares authorised		2,000,000,000		2,000,000,000		475,000,000	475,000,000	4,000,000,000
Cash and cash equivalents		$ 12,325	$ 73,293	$ 12,325	$ 73,293	$ 33,335	$ 338		$ 15,560
Allowance for Doubtful accounts		0	0	0	0	0	0
Stock based compensation				2,950	29,570	29,570	3,062,015
Bad debt expense related to customer receivables				$ 0		$ 0
Convertible notes and warrants outstanding, conversion of common stock		567,425,057		567,425,057
Maximum [Member]
Common stock, shares issued	2,903,888,889
Common stock, shares outstanding	2,903,888,889
Common stock, shares authorised										975,000,000	975,000,000	475,000,000
Minimum [Member]
Common stock, shares issued	29,039,066
Common stock, shares outstanding	29,039,066
Common stock, shares authorised										2,000,000,000	475,000,000	4,000,000,000